Cover Page	Aug. 08, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 08, 2022
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39123
Entity Registrant Name	SILVERGATE CAPITAL CORPORATION
Entity Tax Identification Number	33-0227337
Entity Address, Address Line One	4250 Executive Square
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	362-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001312109
Class A Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	SI
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.375% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.375% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	SI PRA
Security Exchange Name	NYSE